Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
– Net interest income	€ 16,162	€ 14,593	€ 14,000
– Net fee and commission income	3,595	3,586	3,517
Total income	18,121	30,418	20,093
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before tax	6,037	17,358	8,385
Taxation	1,662	5,130	2,306
Non-controlling interests	235	102	128
Net result	4,140	12,126	5,951
Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Taxation	1,308	(3,405)	(429)
Net result	3,147	(8,451)	(1,174)
Segments banking activities
Disclosure of operating segments [line items]
Net result	4,140	12,126	5,951
Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	15,976	13,756	13,615
– Net fee and commission income	3,595	3,586	3,517
– Total investment and other income	3,005	1,219	1,359
Total income	22,575	18,561	18,490
– Operating expenses	11,564	11,199	11,192
Addition to loan loss provisions	520	1,861	516
Total expenses	12,084	13,060	11,708
Result before tax	10,492	5,502	6,782
Taxation	2,970	1,725	1,877
Non-controlling interests	235	102	128
Net result	7,287	3,674	4,776
Segments banking activities | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(3,147)	8,451	1,174
Retail Netherlands
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Netherlands | Segments banking activities
Disclosure of operating segments [line items]
Net result	2,121	1,474	1,437
Retail Netherlands | Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,096	2,888	3,290
– Net fee and commission income	959	892	771
– Total investment and other income	945	417	201
Total income	5,001	4,196	4,262
– Operating expenses	2,135	2,115	2,403
Addition to loan loss provisions	5	67	(76)
Total expenses	2,140	2,182	2,326
Result before tax	2,861	2,014	1,936
Taxation	740	540	499
Non-controlling interests	0		0
Net result	2,121	1,474	1,437
Retail Belgium
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Belgium | Segments banking activities
Disclosure of operating segments [line items]
Net result	479	151	437
Retail Belgium | Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,063	1,668	1,747
– Net fee and commission income	502	511	519
– Total investment and other income	117	(32)	209
Total income	2,683	2,147	2,475
– Operating expenses	1,852	1,786	1,667
Addition to loan loss provisions	169	139	225
Total expenses	2,022	1,924	1,892
Result before tax	661	223	583
Taxation	182	72	146
Non-controlling interests	0		0
Net result	479	151	437
Retail Germany | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,159	696	529
Retail Germany | Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,862	1,666	1,447
– Net fee and commission income	357	437	497
– Total investment and other income	(67)	69	65
Total income	3,152	2,172	2,009
– Operating expenses	1,243	1,140	1,174
Addition to loan loss provisions	119	131	49
Total expenses	1,362	1,271	1,223
Result before tax	1,790	901	786
Taxation	631	202	252
Non-controlling interests	0	3	4
Net result	1,159	696	529
Retail Other 1,2,3 | Segments banking activities
Disclosure of operating segments [line items]
Net result	908	525	490
Retail Other 1,2,3 | Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,437	2,725	2,709
– Net fee and commission income	519	535	530
– Total investment and other income	277	377	202
Total income	4,233	3,637	3,441
– Operating expenses	2,479	2,509	2,442
Addition to loan loss provisions	313	302	202
Total expenses	2,792	2,812	2,644
Result before tax	1,441	825	797
Taxation	359	254	209
Non-controlling interests	174	47	98
Net result	908	525	490
Wholesale Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	3,836	1,991	2,874
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	(272)	9,810	3,318
Wholesale Banking | Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	4,028	4,260	4,151
– Net fee and commission income	1,259	1,217	1,197
– Total investment and other income	1,771	849	568
Total income	7,057	6,325	5,916
– Operating expenses	3,313	3,114	2,926
Addition to loan loss provisions	(92)	1,220	117
Total expenses	3,222	4,334	3,042
Result before tax	3,836	1,991	2,874
Taxation	900	581	703
Non-controlling interests	61	52	26
Net result	2,875	1,358	2,144
Wholesale Banking | Segments banking activities | Adjustment of the EU 'IAS 39 carve out'
Disclosure of operating segments [line items]
Net result	(3,147)	8,451	1,174
Corporate Line
Disclosure of operating segments [line items]
Non-controlling interests		1
Corporate Line | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(97)	(453)	(193)
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(255)	(530)	(261)
Corporate Line | Segments banking activities | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	489	550	270
– Net fee and commission income	(1)	(6)	3
– Total investment and other income	(38)	(460)	114
Total income	450	84	387
– Operating expenses	542	535	580
Addition to loan loss provisions	5	2
Total expenses	547	537	580
Result before tax	(97)	(453)	(193)
Taxation	158	76	68
Non-controlling interests	0		0
Net result	€ (255)	€ (530)	€ (261)